Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Cost:
Total cost		$ 2,063	$ 1,302
Accumulated amortization and impairments:
Total accumulated amortization and impairments		889	816
Amortized cost		1,174	486
Customer relationship [Member]
Cost:
Total cost		1,032	1,032
Accumulated amortization and impairments:
Total accumulated amortization and impairments		$ 776	758
Customer relationship [Member] | Minimum [Member]
Cost:
Weighted average amortization period		7 years
Customer relationship [Member] | Maximum [Member]
Cost:
Weighted average amortization period		8 years 10 months 2 days
Suppliers relationship [Member]
Cost:
Total cost	[1]	$ 761
Weighted average amortization period		8 years 10 months 2 days
Accumulated amortization and impairments:
Total accumulated amortization and impairments		$ 20
Non-competition [Member]
Cost:
Total cost		$ 270	270
Weighted average amortization period		4 years
Accumulated amortization and impairments:
Total accumulated amortization and impairments		$ 93	$ 58

[1]	On July 7, 2013, the Company entered into a profit sharing agreement with Proteus Ltd, providing for the joint market and sale of certain products.